Steven I. Koszalka Secretary The Tax-Exempt Bond Fund of America 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9447 Tel siik@capgroup.com

April 27, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Tax-Exempt Bond Fund of America
File Nos. 002- 49291 and 811- 02421

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of Combined Proxy Statement/Prospectus since the electronic filing April 15, 2016 of the Registrant’s Pre-Effective Amendment No. 2 under the Securities Act of 1933, as amended.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka